Taxation (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Taxation (Textual)
Standard rate of corporation tax	19.00%	19.25%	20.00%
Maximum percentage of surrenderable losses	14.50%
Term of R&D tax relief claims	2 years
Amount of tax losses	$ 3,928	$ 4,738	$ 3,535
United Kingdom [Member]
Taxation (Textual)
Standard rate of corporation tax	21.49%